18 Trade and other payables	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Trade and other payables
18	Trade and other payables

Current	2019 £’000	2018 £’000	2017 £’000
Trade payables	725	286	2,271
Other payables	13	–	1,141
Accruals	1,765	1,025	3,090
Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	2,503	1,311	6,502
Tax and social security	86	347	359
Deferred revenue and government grants	1,905	445	1,141
Total trade and other payables	4,494	2,103	8,002

Book values approximate to fair value at 31 December 2019, 2018 and 2017.

All current trade and other payables are payable within 3 months of the period end date shown above.

Government grants

The Group received development grant funding from the European Union under the Horizon 2020 ‘Nanofacturing’ project, a European Union funded programme to develop a scalable manufacturing platform for the production of nanopharmaceutical products. Midatech participated in this programme, along with seven other entities, through two Group companies, Midatech Pharma España SL (‘MPE’), which acted as project coordinator, and Midatech Limited (‘MTL’). The project commenced in February 2015 and completed in January 2019. £124k (2018: £1,610k, 2017: £840k) of revenue has been recognised during the year in relation to this project and £nil (2018:£124k, 2017: £1.11m) of the deferred revenue balance relates to funds received but not yet recognised.